UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C.  20549

                                      FORM N-CSR

               CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                 INVESTMENT COMPANIES

                    Investment Company Act file number:  811-2889

                        ALLIANCEBERNSTEIN GOVERNMENT RESERVES

                (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                         Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                             New York, New York 10105
                    (Name and address of agent for service)

        Registrant's telephone number, including area code:  (800) 221-5672

                     Date of fiscal year end:  June 30, 2004

                     Date of reporting period:  June 30, 2004




ITEM 1.    REPORTS TO STOCKHOLDERS.



PORTFOLIO OF INVESTMENTS
June 30, 2004

                                          AllianceBernstein Government Reserves
_______________________________________________________________________________


PRINCIPAL
 AMOUNT
  (000)           SECURITY                              YIELD             VALUE
-------------------------------------------------------------------------------
                  U.S. GOVERNMENT
                  SPONSORED AGENCY
                  OBLIGATIONS-41.5%
                  FEDERAL NATIONAL
                  MORTGAGE ASSOCIATION-18.6%
$  50,000         8/02/04                                1.05%  $    49,953,333
   55,000         8/11/04                           1.05-1.07        54,933,546
   50,000         8/18/04                                1.05        49,930,000
   50,000         8/25/04                                1.05        49,919,792
   50,000         9/29/04                                1.06        49,867,500
   75,000         9/01/04                                1.07        74,861,792
   50,000         9/10/04                                1.07        49,894,486
   90,000         1/10/05                                1.08        89,478,900
   75,000         8/04/04                                1.09        74,922,792
  260,000         10/28/04 FRN                           1.09       259,966,186
   50,000         7/23/04                                1.11        49,966,083
  270,000         2/11/05 FRN                            1.12       269,966,654
   50,000         1/18/05                                1.15        49,678,958
   45,000         10/13/04                               1.16        44,849,200
   25,000         12/01/04                               1.17        24,875,687
   50,000         9/08/04                           1.33-1.41        49,868,948
   30,000         9/22/04                                1.46        29,899,017
                                                                 --------------
                                                                  1,322,832,874
                                                                 --------------
                  FEDERAL HOME
                  LOAN MORTGAGE CORP.-16.3%
   50,000         8/24/04                                1.05        49,921,250
   30,000         7/20/04                                1.06        29,983,217
   75,000         8/16/04                           1.06-1.07        74,898,225
   90,000         8/31/04                           1.06-1.25        89,824,244
   46,032         9/21/04                                1.06        45,921,383
   55,000         9/28/04                                1.06        54,855,869
   75,000         7/27/04                                1.07        74,942,312
   70,397         9/09/04                                1.07        70,250,535
   50,000         11/01/04                               1.08        49,816,354
   50,000         12/06/04                          1.08-1.17        49,753,125
   50,000         12/13/04                               1.08        49,752,500
   50,000         12/27/04                               1.08        49,731,500
   90,000         1/10/05                                1.08        89,478,900
   50,000         12/17/04                               1.09        49,744,153
   50,000         12/20/04                               1.09        49,739,611
   50,000         8/03/04                                1.10        49,949,583
    9,051         9/07/04                                1.10         9,032,194
   40,000         12/28/04                               1.10        39,780,000
   12,667         10/05/04                               1.15        12,628,155
   50,000         1/19/05                                1.16        49,674,556
   75,000         8/20/04                                1.17        75,000,000
   25,000         11/15/04                               1.33        25,198,533
   16,000         9/22/04                                1.46        15,946,142
                                                                 --------------
                                                                  1,155,822,341
                                                                 --------------
                  FEDERAL HOME LOAN BANK-6.6%
   75,000         7/28/04                                1.06        74,940,375
   25,000         7/14/04                                1.09        24,990,205
    8,000         7/30/04                                1.09         7,992,975
   45,000         7/30/04                                1.09        44,960,669
   15,000         12/10/04                               1.09        15,372,475
  300,000         9/27/04 FRN                            1.25       299,971,036
                                                                 --------------
                                                                    468,227,735
                                                                 --------------
                  Total U.S. Government Sponsored
                  Obligations (amortized
                  cost $2,946,882,950)                            2,946,882,950
                                                                 --------------
                  REPURCHASE AGREEMENTS-58.6%
                  ABN AMRO
   65,000         1.07%, dated 05/12/04,
                  due 07/02/04 in the
                  amount of $65,098,529
                  (cost $65,000,000;
                  collateralized by
                  $65,453,000 FFCB,
                  2.05%, due 08/15/05,
                  value $66,300,269)                     1.07        65,000,000
                  ABN AMRO
   65,000         1.07%, dated 05/12/04,
                  due 07/06/04 in the
                  amount of $65,106,257
                  (cost $65,000,000;
                  collateralized by
                  $66,470,000 FFCB
                  and FNMA, 0.00% to
                  2.05%, due 09/01/04
                  to 08/18/05, value
                  $66,300,199)                           1.07        65,000,000
                  ABN AMRO
   75,000         1.09%, dated 05/14/04,
                  due 07/14/04 in the
                  amount of $75,138,521
                  (cost $75,000,000;
                  collateralized by
                  $76,717,000 FHLB and
                  FNMA, 0.00%, due
                  09/01/04 to 09/15/04,
                  value $76,500,950) (a)                 1.09        75,000,000


1


PORTFOLIO OF INVESTMENTS (continued)

                                          AllianceBernstein Government Reserves
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)          SECURITY                              YIELD             VALUE
-------------------------------------------------------------------------------
                  ABN AMRO
$ 150,000         1.15%, dated 06/01/04,
                  due 07/29/04 in the
                  amount of $150,277,917
                  (cost $150,000,000;
                  collateralized by
                  $153,712,000 FHLB
                  and FNMA, 0.00%,
                  due 09/15/04 to
                  11/01/04, value
                  $153,000,909) (a)                      1.15%   $  150,000,000
                  BANK OF AMERICA
   75,000         1.04%, dated 06/02/04,
                  due 07/06/04 in the
                  amount of $75,073,667
                  (cost $75,000,000;
                  collateralized by
                  $81,897,681 FNMA,
                  5.00%, due 03/01/34,
                  value $76,500,000)                     1.04        75,000,000
                  BANK OF AMERICA
   50,000         1.06%, dated 06/08/04,
                  due 07/06/04 in the
                  amount of $50,041,222
                  (cost $50,000,000;
                  collateralized by
                  $126,708,391 FHLMC
                  and FNMA, 5.00% to
                  7.00%, due 04/01/24
                  to 05/01/34, value
                  $51,000,000)                           1.06        50,000,000
                  BANK OF AMERICA
   55,000         1.15%, dated 06/21/04,
                  due 07/15/04 in the
                  amount of $55,042,167
                  (cost $55,000,000;
                  collateralized by
                  $154,117,839 FHLMC
                  and FNMAs, 5.00% to
                  6.50%, due 12/01/17
                  to 03/01/32, value
                  $56,100,000) (a)                       1.15        55,000,000
                  BANK OF AMERICA
   50,000         1.06%, dated 06/08/04,
                  due 08/05/04 in the
                  amount of $50,092,639
                  (cost $50,000,000;
                  collateralized by
                  $143,984,259 FHLMC
                  and FNMAs, 5.00%
                  to 6.00%, due 10/01/18
                  to 07/01/34, value
                  $51,000,000) (a)                       1.06        50,000,000
                  BANK OF AMERICA
   46,000         1.26%, dated 06/08/04,
                  due 09/02/04 in the
                  amount of $46,138,460
                  (cost $46,000,000;
                  collateralized by
                  $126,920,677 FHLMCs
                  and FNMAs, 3.214
                  to 7.00%, due 06/01/17
                  to 06/01/34, value
                  $46,920,000) (a)                       1.26        46,000,000
                  BANK OF AMERICA
   70,000         1.50%, dated 06/30/04,
                  due 07/01/04 in the
                  amount of $70,002,917
                  (cost $70,000,000;
                  collateralized by
                  $150,493,999 FHLMCs
                  and FNMAs, 2.975 to
                  8.00%, due 06/01/07
                  to 06/01/34, value
                  $71,400,001)                           1.50        70,000,000
                  BARCLAYS DE ZEOTE
                  WEDD SECURITIES, INC.
  100,000         1.43%, dated 06/30/04,
                  due 07/01/04 in the
                  amount of $100,003,972
                  (cost $100,000,000;
                  collateralized by
                  $99,811,000 FHLB,
                  FHLMCs and FNMAs,
                  0.00% to 7.125%, due
                  08/15/04 to 04/19/07,
                  value $102,000,777)                    1.43       100,000,000


2


                                          AllianceBernstein Government Reserves

_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)          SECURITY                              YIELD             VALUE
-------------------------------------------------------------------------------
                  BNP PARIBAS CORP.
$  20,000         1.05%, dated 06/22/04,
                  due 07/02/04 in the
                  amount of $20,005,833
                  (cost $20,000,000;
                  collateralized by
                  $19,500,000 FNMA,
                  6.00%, due 05/15/11,
                  value $20,962,500)                     1.05%   $   20,000,000
                  BNP PARIBAS CORP.
   75,000         1.06%, dated 05/11/04,
                  due 07/01/04 in the
                  amount of $75,112,094
                  (cost $75,000,000;
                  collateralized by
                  $76,048,000 FHLMC
                  and FNMA's, 0.00% to
                  4.125%, due 08/03/04
                  to 02/23/07, value
                  $76,660,686)                           1.06        75,000,000
                  BNP PARIBAS CORP.
   75,000         1.06%, dated 05/11/04,
                  due 07/07/04 in the
                  amount of $75,125,281
                  (cost $75,000,000;
                  collateralized by
                  $72,677,000 FHLMC
                  and FNMAs, 2.85% to
                  6.375%, due 02/23/07
                  to 06/15/09, value
                  $76,668,867)                           1.06        75,000,000
                  BNP PARIBAS CORP.
   75,000         1.06%, dated 05/11/04,
                  due 07/12/04 in the
                  amount of $75,136,271
                  (cost $75,000,000;
                  collateralized by
                  $77,320,000 FNMAs,
                  0.00% to 6.00%, due
                  02/04/05 to 05/15/11,
                  value $76,505,260) (a)                 1.06        75,000,000
                  BNP PARIBAS CORP.
   75,000         1.06%, dated 05/11/04,
                  due 07/13/04 in the
                  amount of $75,138,469
                  (cost $75,000,000;
                  collateralized by
                  $74,900,000 FNMAs,
                  4.75% to 6.375%,
                  due 02/15/08 to
                  02/21/13, value
                  $77,166,489) (a)                       1.06        75,000,000
                  BNP PARIBAS CORP.
   25,000         1.16%, dated 06/23/04,
                  due 07/13/04 in the
                  amount of $25,016,111
                  (cost $25,000,000;
                  collateralized by
                  $25,673,000 FNMA,
                  0.00%, due 11/16/04,
                  value $25,506,126) (a)                 1.16        25,000,000
                  CS FIRST BOSTON CORP.
   36,000         1.07%, dated 06/04/04,
                  due 07/06/04 in the
                  amount of $36,034,240
                  (cost $36,000,000;
                  collateralized by
                  $62,179,492 FHLMCs,
                  0.00%, due 05/01/32
                  to 01/01/34, value
                  $36,724,275)                           1.07        36,000,000
                  CS FIRST BOSTON CORP.
   60,000         1.07%, dated 06/03/04,
                  due 07/07/04 in the
                  amount of $60,060,633
                  (cost $60,000,000;
                  collateralized by
                  $515,477,116 FNMAs,
                  0.00%, due 04/01/34
                  to 08/01/34, value
                  $61,200,495)                           1.07        60,000,000
                  CS FIRST BOSTON CORP.
   60,000         1.07%, dated 06/03/04,
                  due 07/09/04 in the
                  amount of $60,064,200
                  (cost $60,000,000;
                  collateralized by
                  $399,500,497 FNMAs,
                  0.00%, due 03/01/33
                  to 07/01/34, value
                  $61,200,226) (a)                       1.07        60,000,000
                  CS FIRST BOSTON CORP.
   60,000         1.08%, dated 06/07/04,
                  due 07/08/04 in the
                  amount of $60,055,800
                  (cost $60,000,000;
                  collateralized by
                  $111,559,813 FHLMCs,
                  0.00%, due 10/01/24
                  to 05/01/34, value
                  $61,200,399) (a)                       1.08        60,000,000


3


PORTFOLIO OF INVESTMENTS (continued)

                                          AllianceBernstein Government Reserves
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY                              YIELD             VALUE
-------------------------------------------------------------------------------
                  CS FIRST BOSTON CORP.
$  25,000         1.10%, dated 05/21/04,
                  due 07/21/04 in the
                  amount of $25,044,306
                  (cost $25,000,000;
                  collateralized by
                  $26,015,619 FHLMCs,
                  0.00%, due 04/01/34,
                  value $25,502,113) (a)                 1.10%   $   25,000,000
                  CS FIRST BOSTON CORP.
   30,000         1.14%, dated 06/01/04,
                  due 07/21/04 in the
                  amount of $30,047,500
                  (cost $30,000,000;
                  collateralized by
                  $32,882,178 FHLMCs,
                  0.00%, due 01/01/34
                  to 03/01/34, value
                  $30,601,946) (a)                       1.14        30,000,000
                  CS FIRST BOSTON CORP.
   60,000         1.17%, dated 06/07/04,
                  due 08/06/04 in the
                  amount of $60,117,000
                  (cost $60,000,000;
                  collateralized by
                  $62,267,579 FHLMCs,
                  0.00%, due 03/01/34
                  to 04/01/34, value
                  $61,203,879) (a)                       1.17        60,000,000
                  CS FIRST BOSTON CORP.
   24,000         1.18%, dated 05/21/04,
                  due 08/19/04 in the
                  amount of $24,070,800
                  (cost $24,000,000;
                  collateralized by
                  $24,979,514 FHLMCs,
                  0.00%, due 04/01/34
                  to 05/01/34, value
                  $24,483,266) (a)                       1.18        24,000,000
                  DEUTSCHE BANK
  167,000         1.03% to 1.10%, dated
                  05/18/04 to 06/09/04,
                  due 07/02/04 to
                  07/19/04 in the amount
                  of $167,215,226
                  (cost $167,000,000;
                  collateralized by
                  $202,580,000 FHLB,
                  FNMA and GNMAs,
                  2.125% to 5.50%,
                  due 11/15/05 to
                  04/01/34, value
                  $170,340,805) (a)                 1.03-1.10       167,000,000
                  GOLDMAN SACHS & CO.
  350,000         1.05% to 1.16%, dated
                  03/11/04 to 06/16/04,
                  due 07/12/04 to
                  09/30/04 in the amount
                  of $351,338,711
                  (cost $350,000,000;
                  collateralized by
                  $370,441,170
                  FNMA, 5.00%, due
                  06/01/34, value
                  $357,000,000) (a)                 1.05-1.16       350,000,000
                  GREENWICH CAPITAL
   59,000         1.05%, dated 06/22/04,
                  due 07/02/04 in the
                  amount of $59,017,208
                  (cost $59,000,000;
                  collateralized by
                  $156,990,294 FHLMCs
                  and FNMAs, 0.00%,
                  due 06/01/24 to 04/01/34,
                  value $60,183,195)                     1.05        59,000,000
                  GREENWICH CAPITAL
   45,000         1.19%, dated 06/21/04,
                  due 07/20/04 in the
                  amount of $45,043,138
                  (cost $45,000,000;
                  collateralized by
                  $87,601,282 FHLMCs
                  and FNMA, 0.00%,
                  due 09/01/24 to
                  04/01/34, value
                  $45,903,852) (a)                       1.19        45,000,000


4


                                          AllianceBernstein Government Reserves
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)          SECURITY                              YIELD             VALUE
-------------------------------------------------------------------------------
                  GREENWICH CAPITAL
$  55,000         1.20%, dated 06/10/04,
                  due 08/10/04 in the
                  amount of $55,111,833
                  (cost $55,000,000;
                  collateralized by
                  $128,041,752 FHLMCs
                  and FNMA, 0.00%, due
                  05/01/20 to 01/01/34,
                  value $56,104,361) (a)                 1.20%   $   55,000,000
                  GREENWICH CAPITAL
   75,000         1.09%, dated 06/28/04,
                  due 07/28/04 in the
                  amount of $75,068,125
                  (cost $75,000,000;
                  collateralized by
                  $200,150,954 FHLMC
                  and FNMAs, 0.00%, due
                  01/01/17 to 06/01/34,
                  value $76,500,413) (a)                 1.09        75,000,000
                  GREENWICH CAPITAL
   45,000         1.28%, dated 06/21/04,
                  due 08/19/04 in the
                  amount of $45,094,400
                  (cost $45,000,000;
                  collateralized by
                  $95,467,870 FNMAs,
                  0.00%, due 06/01/23
                  to 12/01/33, value
                  $45,901,654) (a)                       1.28        45,000,000
                  GREENWICH CAPITAL
   75,000         1.50%, dated 06/30/04,
                  due 07/01/04 in the
                  amount of $75,003,125
                  (cost $75,000,000;
                  collateralized by
                  $147,431,707 FHLMCs
                  and FNMAs, 0.00%,
                  due 03/01/27 to 07/01/34,
                  value $76,503,111)                     1.50        75,000,000
                  LEHMAN BROTHERS, INC.
   40,000         1.03%, dated 06/03/04,
                  due 07/02/04 in the
                  amount of $40,033,189
                  (cost $40,000,000;
                  collateralized by
                  $45,285,213 FHLMCs
                  and FNMAs, 0.00%,
                  due 10/01/32 to 07/01/34,
                  value $40,798,077)                     1.03        40,000,000
                  LEHMAN BROTHERS, INC.
   50,000         1.03%, dated 04/19/04,
                  due 07/08/04 in the
                  amount of $50,114,444
                  (cost $50,000,000;
                  collateralized by
                  $75,087,569 FNMAs,
                  0.00%, due 01/01/18
                  to 07/01/34, value
                  $50,999,530) (a)                       1.03        50,000,000
                  LEHMAN BROTHERS, INC.
   40,000         1.08%, dated 06/03/04,
                  due 07/08/04 in the
                  amount of $40,042,000
                  (cost $40,000,000;
                  collateralized by
                  $72,474,780 FHLMC
                  and FNMAs, 0.00%,
                  due 01/01/30 to 06/01/34,
                  value $40,800,011) (a)                 1.08        40,000,000
                  LEHMAN BROTHERS, INC.
   40,000         1.14%, dated 06/14/04,
                  due 07/13/04 in the
                  amount of $40,036,733
                  (cost $40,000,000;
                  collateralized by
                  $43,712,252 FHLMc
                  and FNMAs, 0.00%, due
                  04/01/32 to 07/01/42,
                  value $40,798,557) (a)                 1.14        40,000,000
                  LEHMAN BROTHERS, INC.
   40,000         1.15%, dated 06/17/04,
                  due 07/19/04 in the
                  amount of $40,040,889
                  (cost $40,000,000;
                  collateralized by
                  $53,537,398 FNMAs,
                  0.00%, due 03/01/12
                  to 07/01/34, value
                  $40,799,878) (a)                       1.15        40,000,000
                  LEHMAN BROTHERS, INC.
   50,000         1.19%, dated 06/21/04,
                  due 07/21/04 in the
                  amount of $50,049,583
                  (cost $50,000,000;
                  collateralized by
                  $84,697,297 FHLMC
                  and FNMAs, 0.00%,
                  due 11/01/22 to 07/01/34,
                  value $51,000,756) (a)                 1.19        50,000,000


5


PORTFOLIO OF INVESTMENTS (continued)

                                          AllianceBernstein Government Reserves
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY                              YIELD             VALUE
-------------------------------------------------------------------------------
                  LEHMAN BROTHERS, INC.
$  40,000         1.25%, dated 06/17/04,
                  due 08/16/04 in the
                  amount of $40,083,333
                  (cost $40,000,000;
                  collateralized by
                  $53,292,820 FNMAs,
                  0.00%, due 11/01/29
                  to 07/01/34, value
                  $40,798,189) (a)                       1.25%   $   40,000,000
                  LEHMAN BROTHERS, INC.
   50,000         1.28%, dated 06/21/04,
                  due 08/20/04 in the
                  amount of $50,106,667
                  (cost $50,000,000;
                  collateralized by
                  $74,619,215 FHLMC
                  and FNMAs, 0.00%,
                  due 04/01/24 to 11/01/37,
                  value $51,000,032) (a)                 1.28        50,000,000
                  MERRILL LYNCH & CO., INC.
   25,000         1.05%, dated 05/11/04,
                  due 07/09/04 in the
                  amount of $25,043,021
                  (cost $25,000,000;
                  collateralized by
                  $32,428,337 FHLMCs
                  and FNMAs, 4.00% to
                  5.50%, due 01/01/14
                  to 06/01/34, value
                  $25,501,312) (a)                       1.05        25,000,000
                  MERRILL LYNCH & CO., INC.
   50,000         1.06%, dated 05/13/04,
                  due 07/09/04 in the
                  amount of $50,083,917
                  (cost $50,000,000;
                  collateralized by
                  $66,002,315 FHLMCs
                  and FNMAs, 4.00%
                  to 6.50%, due 12/01/17
                  to 06/01/34, value
                  $51,004,721) (a)                       1.06        50,000,000
                  MERRILL LYNCH & CO., INC.
   42,000         1.09%, dated 06/16/04,
                  due 07/09/04 in the
                  amount of $42,029,248
                  (cost $42,000,000;
                  collateralized by
                  $49,924,307 FHLMCs
                  and FNMAs, 4.50% to
                  6.50%, due 01/01/18
                  to 07/01/34, value
                  $42,842,823) (a)                       1.09        42,000,000
                  MERRILL LYNCH & CO., INC.
   50,000         1.12%, dated 06/01/04,
                  due 07/22/04 in the
                  amount of $50,079,333
                  (cost $50,000,000;
                  collateralized by
                  $105,773,984 FHLMCs
                  and FNMAs, 4.50% to
                  9.00%, due 09/01/15
                  to 08/01/32, value
                  $51,000,641) (a)                       1.12        50,000,000
                  MERRILL LYNCH & CO., INC.
   65,000         1.18%, dated 06/04/04,
                  due 08/03/04 in the
                  amount of $65,127,833
                  (cost $65,000,000;
                  collateralized by
                  $95,339,204 FHLMCs
                  and FNMAs, 4.50% to
                  7.50%, due 10/01/10
                  to 01/01/34, value
                  $66,302,904) (a)                       1.18        65,000,000
                  MERRILL LYNCH & CO., INC.
   60,000         1.25%, dated 06/28/04,
                  due 07/22/04 in the
                  amount of $60,050,000
                  (cost $60,000,000;
                  collateralized by
                  $76,923,647 FHLMCs
                  and FNMAs, 4.50%
                  to 6.50%, due 01/01/21
                  to 07/01/34, value
                  $61,203,113) (a)                       1.25        60,000,000


6


                                          AllianceBernstein Government Reserves
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)          SECURITY                              YIELD             VALUE
-------------------------------------------------------------------------------
                  MERRILL LYNCH & CO., INC.
$  60,000         1.26%, dated 06/28/04,
                  due 07/26/04 in the
                  amount of $60,058,800
                  (cost $60,000,000;
                  collateralized by
                  $82,693,672 FHLMCs
                  and FNMAs, 4.50% to
                  6.50%, due 06/01/11
                  to 07/01/34, value
                  $61,200,859) (a)                       1.26%   $   60,000,000
                  MORGAN STANLEY DEAN WITTER
  350,000         1.05% to 1.40%,
                  dated 03/23/04 to
                  06/28/04, due 07/16/04
                  to 09/20/04 in the
                  amount of $350,902,926
                  (cost $350,000,000;
                  collateralized by
                  $757,196,886 FHLMCs
                  and FNMAs, 2.594% to
                  5.874%, due 04/01/18
                  to 06/01/34, value
                  $357,049,250) (a)                 1.05-1.40       350,000,000
                  STATE STREET BANK AND TRUST CO.
   36,000         1.30%, dated 06/30/04,
                  due 07/01/04 in the
                  amount of $36,001,300
                  (cost $36,000,000;
                  collateralized by
                  $37,110,000 U.S.
                  Treasury Bond and
                  U.S. Treasury Note,
                  0.00% to 2.25%, due
                  07/31/04 to 11/04/04,
                  value $37,082,012)                     1.30        36,000,000
                  UBS WARBURG
   40,000         1.05%, dated 04/14/04,
                  due 07/15/04 in the
                  amount of $40,107,333
                  (cost $40,000,000;
                  collateralized by
                  $91,625,000 FNMA,
                  0.00%, due 01/01/33,
                  value $40,800,136) (a)                 1.05        40,000,000
                  UBS WARBURG
   77,000         1.12%, dated 06/10/04,
                  due 07/12/04 in the
                  amount of $77,076,658
                  (cost $77,000,000;
                  collateralized by
                  $473,356,810 FNMAs,
                  0.00%, due 07/01/18
                  to 01/01/34, value
                  $78,540,945) (a)                       1.12        77,000,000
                  UBS WARBURG
   48,000         1.15%, dated 06/16/04,
                  due 07/16/04 in the
                  amount of $48,046,000
                  (cost $48,000,000;
                  collateralized by
                  $76,145,000
                  FNMA, 0.00%,
                  due 01/01/34, value
                  $48,960,341) (a)                       1.15        48,000,000
                  UBS WARBURG
   45,000         1.16%, dated 06/18/04,
                  due 07/16/04 in the
                  amount of $45,040,600
                  (cost $45,000,000;
                  collateralized by
                  $103,080,000 FNMA,
                  0.00%, due 01/01/33,
                  value $45,900,988) (a)                 1.16        45,000,000
                  UBS WARBURG
   45,000         1.17%, dated 06/23/04,
                  due 07/14/04 in the
                  amount of $45,030,713
                  (cost $45,000,000;
                  collateralized by
                  $71,390,000 FNMA,
                  0.00%, due 01/01/34,
                  value $45,902,932) (a)                 1.17        45,000,000
                  UBS WARBURG
   50,000         1.21%, dated 06/24/04,
                  due 07/23/04 in the
                  amount of $50,048,736
                  (cost $50,000,000;
                  collateralized by
                  $114,535,000 FNMA,
                  0.00%, due 01/01/33,
                  value $51,001,840) (a)                 1.21        50,000,000


7


PORTFOLIO OF INVESTMENTS (continued)

                                          AllianceBernstein Government Reserves
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)          SECURITY                              YIELD             VALUE
-------------------------------------------------------------------------------
                  UBS WARBURG
$  50,000         1.27%, dated 06/17/04,
                  due 08/17/04 in the
                  amount of $50,107,597
                  (cost $50,000,000;
                  collateralized by
                  $114,535,000 FNMA,
                  0.00%, due 01/01/33,
                  value $51,001,840) (a)                 1.27%   $   50,000,000
                  WACHOVIA SECURITIES LLC
   80,000         1.03%, dated 06/01/04,
                  due 07/01/04 in the
                  amount of $80,068,667
                  (cost $80,000,000;
                  collateralized by
                  $227,050,519 FHLBS,
                  FHLMCS, FNMAs and
                  GNMA, 0.00% to 9.50%,
                  due 04/15/06 to 06/01/34,
                  value $81,601,800)                     1.03        80,000,000
                  WACHOVIA SECURITIES LLC
  135,000         1.09%, dated 06/16/04,
                  due 07/07/04 in the
                  amount of $135,085,838
                  (cost $135,000,000;
                  collateralized by
                  $344,274,667 FHLBS,
                  FHLMCS, FNMAs and
                  GNMA, 0.00% to 10.50%,
                  due 09/01/16 to 03/01/34,
                  value $137,700,418)                    1.09       135,000,000
                  WACHOVIA SECURITIES LLC
   30,000         1.32%, dated 06/22/04,
                  due 08/18/04 in the
                  amount of $30,062,700
                  (cost $30,000,000;
                  collateralized by
                  $99,934,406 FLHBs,
                  FHLMCs and GNMA,
                  0.00% to 9.00%, due
                  03/26/06 to 06/01/34,
                  value $30,600,189) (a)                 1.32        30,000,000
                  WACHOVIA SECURITIES LLC
  110,000         1.50%, dated 06/30/04,
                  due 07/01/04 in the
                  amount of $110,004,583
                  (cost $100,000,000;
                  collateralized by
                  $165,659,870 FHLBS,
                  FHLMCS, FNMAs and
                  GNMAs, 0.00% to 9.50%,
                  due 02/01/10 to 06/01/33,
                  value $112,200,955)                    1.50       110,000,000

                  Total Repurchase Agreements
                  (amortized cost $4,170,000,000)                 4,170,000,000
                                                                 --------------
                  TOTAL INVESTMENTS-100.1%
                  (amortized cost $7,116,882,950)                 7,116,882,950
                  Other assets less liabilities-(0.1%)               (4,065,347)
                                                                 --------------
                  NET ASSETS-100%                                $7,112,817,603
                                                                 ==============


(a)  Repurchase agreements which are terminable within 7 days.

Glossary of Terms:

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FRN - Floating Rate Note
GNMA - Government National Mortgage Association

See notes to financial statements.


8


STATEMENT OF ASSETS & LIABILITIES
June 30, 2004

                                          AllianceBernstein Government Reserves
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $2,946,882,950)     $ 2,946,882,950
  Repurchase agreement, at value (cost $4,170,000,000)            4,170,000,000
  Cash                                                                  290,006
  Interest receivable                                                 5,270,192
  Receivable for capital stock sold                                     685,931
                                                                ---------------
  Total assets                                                    7,123,129,079
                                                                ---------------
LIABILITIES
  Payable for capital stock redeemed                                  2,347,984
  Advisory fee payable                                                2,310,514
  Distribution fee payable                                            1,462,580
  Administrative fee payable                                          3,286,726
  Transfer agent payable                                                538,898
  Accrued expenses                                                      364,774
                                                                ---------------
  Total liabilities                                                  10,311,476
                                                                ---------------
NET ASSETS                                                      $ 7,112,817,603
                                                                ===============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $     7,113,269
  Additional paid-in capital                                      7,105,723,789
  Accumulated net realized loss on investment transactions              (19,455)
                                                                ---------------
                                                                $ 7,112,817,603
                                                                ===============
NET ASSET VALUE PER SHARE
  (based on 7,113,268,746 shares outstanding)                            $ 1.00
                                                                         ======


See notes to financial statements.


9


STATEMENT OF OPERATIONS
Year Ended June 30, 2004

                                          AllianceBernstein Government Reserves
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $ 79,184,603

EXPENSES
  Advisory fee (Note B)                             33,320,445
  Distribution fee (Note C)                         17,983,582
  Administrative services (Note C)                  13,811,783
  Transfer agency (Note B)                           7,046,555
  Custodian fees                                       677,135
  Printing                                             593,731
  Registration fees                                    514,607
  Audit and legal fees                                  54,642
  Trustees' fees                                        17,400
  Miscellaneous                                        199,449
                                                  ------------
  Total expenses                                    74,219,329
  Less: expenses reimbursed (Note B)                (2,285,000)
  Less: expense offset arrangement (Note B)                 (2)
                                                  ------------
  Net expenses                                                       71,934,327
                                                                   ------------
  Net investment income                                               7,250,276

REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                          (19,455)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $  7,230,821
                                                                   ============



STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________


                                                  YEAR ENDED       YEAR ENDED
                                                JUNE 30, 2004    JUNE 30, 2003
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                         $    7,250,276   $   42,976,804
  Net realized gain (loss) on
    investment transactions                            (19,455)          27,447
                                                --------------   --------------
  Net increase in net assets from
    operations                                       7,230,821       43,004,251

DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income                             (7,250,276)     (42,976,804)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net increase (decrease) (Note E)              (1,100,932,199)     413,839,913
                                                --------------   --------------
  Total increase (decrease)                     (1,100,951,654)     413,867,360

NET ASSETS
  Beginning of period                            8,213,769,257    7,799,901,897
                                                --------------   --------------
  End of period                                 $7,112,817,603   $8,213,769,257
                                                ==============   ==============


10


See notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
June 30, 2004

                                          AllianceBernstein Government Reserves
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Government Reserves (the "Trust"), formerly Alliance Government Reserves is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios:
AllianceBernstein Government Reserves (the "Portfolio"), formerly Alliance Government Reserves and AllianceBernstein Treasury Reserves, formerly Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2004, the reimbursement amounted to $2,285,000.


11


NOTES TO FINANCIAL STATEMENTS
(continued)

                                          AllianceBernstein Government Reserves
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc.(AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $2,460,680 for the year ended June 30, 2004.

For the year ended June 30, 2004, the Portfolio's expenses were reduced by $2 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $17,983,582.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, such payments by the Portfolio amounted to $13,811,783 of which $98,667 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. The dividends paid by the Portfolio for the years ended June 30, 2004 and 2003 are deemed to be ordinary income for federal income tax purposes. For federal income tax purposes at June 30, 2004, the Portfolio had capital loss carryforward of $19,455 expiring in 2012.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.001 par value) are authorized. On June 30, 2004, capital paid-in aggregated $7,112,837,058. Transactions, all at $1.00 per share, were as follows:


                                                 YEAR ENDED       YEAR ENDED
                                                   JUNE 30,         JUNE 30,
                                                     2004             2003
                                                ==============   ==============
Shares sold                                      5,552,585,022    5,860,560,676
Shares issued on reinvestments of dividends          7,250,276       42,976,804
Shares redeemed                                 (6,660,767,497)  (5,489,697,567)
                                                --------------   --------------
Net increase (decrease)                         (1,100,932,199)     413,839,913
                                                ==============   ==============


12


FINANCIAL HIGHLIGHTS

                                          AllianceBernstein Government Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                   YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .001         .005         .015         .049         .047
                                            -----------  -----------  -----------  -----------  -----------
LESS: DIVIDENDS
Dividends from net investment income           (.001)       (.005)       (.015)       (.049)       (.047)
                                            -----------  -----------  -----------  -----------  -----------
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00
                                            -----------  -----------  -----------  -----------  -----------
                                            -----------  -----------  -----------  -----------  -----------
TOTAL RETURN
Total investment return based on
  net asset value (b)                           0.10%        0.51%        1.49%        5.05%        4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in millions)                               $7,113       $8,214       $7,800       $7,192       $5,867
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              1.00%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.03%        1.00%        1.01%        1.01%        1.03%
  Net investment income (a)                     0.10%        0.51%        1.48%        4.89%        4.74%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


13


REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

                                          AllianceBernstein Government Reserves
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ALLIANCEBERNSTEIN GOVERNMENT RESERVES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Government Reserves (the "Fund"), formerly Alliance Government Reserves, a portfolio of AllianceBernstein Government Reserves, formerly Alliance Government Reserves, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004


14


                                          AllianceBernstein Government Reserves
_______________________________________________________________________________


ALLIANCEBERNSTEIN GOVERNMENT RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL (1)
DAVID K. STORRS (1)
SHELBY WHITE (1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
SUSAN L. MATTESON, President
DREW A. BIEGEL, Senior Vice President
PATRICIA ITTNER, Senior Vice President
JOHN J. KELLEY, Senior Vice President
ROBERT I. KURZWEIL, Senior Vice President
DORIS T. MULLER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
JOHN F. CHIODI, JR., Vice President
MARIA R. CONA, Vice President
JOSEPH C. DONA, Vice President
WILLIAM J. FAGAN, Vice President
LINDA N. KELLEY, Vice President
JOSEPH R. LASPINA, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT
RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


15


                                          AllianceBernstein Government Reserves
_______________________________________________________________________________


MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.



                                                                                  PORTFOLIOS
                                                                                    IN FUND            OTHER
 NAME, AGE, ADDRESS                         PRINCIPAL                               COMPLEX        DIRECTORSHIPS
     OF TRUSTEE                            OCCUPATION(S)                           OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)                    DURING PAST 5 YEARS                        TRUSTEE           TRUSTEE
-----------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., # +, 71      An Investment Adviser and an Independent           113             None
2 Sound View Drive, Suite 100       Consultant. He was formerly Senior
Greenwich, CT 06830 (20)            Manager of Barrett Associates, Inc., a
(Chairman of the Board)             registered investment adviser, with which
                                    he had been associated since prior to 1999.
                                    He was formerly Deputy Comptroller and Chief
                                    Investment Officer of the State of New York
                                    and, prior thereto, Chief Investment Officer
                                    of the New York Bank for Savings.

Charles H.P. Duell, # +, 66         President of Middleton Place Foundation             14             None
Middleton Place Foundation,         and President of the Middleton Inn
4300 Ashley River Road              Company, both of which entities he has been
Charleston, SC 29414 (19)           associated with since prior to 1999. He is
                                    also a Trustee Emeritus of the National
                                    Trust for Historic Preservation and formerly
                                    a Director of the Grand Teton Lodge Company
                                    and GRC, International and Chairman of The
                                    Board of Architectural Review of the City of
                                    Charleston.

David K. Storrs, # +, 60            President of Alternative Investment Group,          14             None
65 South Gate Lane                  LLC (an investment firm). He was formerly
Southport, CT 06890                 President of The Common Fund (investment
(15)                                management for educational institutions)
                                    with which he had been associated since prior
                                    to 1999.

Shelby White, # +, 65               An author and financial journalist.                 14             None
One Sutton Place South
New York, NY 10022 (12)



*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.


16


                                          AllianceBernstein Government Reserves
_______________________________________________________________________________


OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.



  NAME, ADDRESS*                      POSITION(S) HELD                      PRINCIPAL OCCUPATION
     AND AGE                             WITH FUND                          DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------
Marc O. Mayer, 46                   Chief Executive Officer         Executive Vice President of Alliance Capital
                                                                    Management Corporation ("ACMC")** since 2001;
                                                                    prior thereto, chief executive officer of Sanford C.
                                                                    Bernstein & Co. LLC and its predecessor since prior
                                                                    to 1999.

Susan L. Matteson, 41               President                       Senior Vice President of AllianceBernstein Investment
                                                                    Research and Management, Inc. ("ABIRM")** and
                                                                    President of Alliance Cash Management Services with
                                                                    which she has been associated since prior to 1999.

Drew A. Biegel, 53                  Senior Vice President           Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Patricia Ittner, 53                 Senior Vice President           Vice President of ACMC** with which she has
                                                                    been associated since prior to 1999.

John J. Kelley, 44                  Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

Robert I. Kurzweil, 53              Senior Vice President           Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Doris T. Muller, 40                 Senior Vice President           Vice President of ABIRM** with which she has
                                                                    been associated since prior to 1999.

Raymond J. Papera, 48               Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

John F. Chiodi, Jr., 38             Vice President                  Vice President of ACMC** with which he has been
                                                                    associated since prior to 1999.

Maria R. Cona, 49                   Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Joseph C. Dona, 43                  Vice President                  Senior Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

William J. Fagan, 42                Vice President                  Assistant Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Linda N. Kelley, 44                 Vice President                  Assistant Vice President of ACMC** with which she
                                                                    has been associated since prior to 1999.

Joseph R. LaSpina, 43               Vice President                  Senior Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Chief Compliance Officer of
                                                                    ACMC** with which he has been associated since prior
                                                                    to 1999.



17


                                          AllianceBernstein Government Reserves
_______________________________________________________________________________




  NAME, ADDRESS*                      POSITION(S) HELD                      PRINCIPAL OCCUPATION
     AND AGE                             WITH FUND                          DURING PAST 5 YEARS**
-------------------------------------------------------------------------------------------------------------------
Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global Investor
                                    Financial Officer               Services, Inc.("AGIS")** and Vice President of
                                                                    ABIRM** with which he has been associated since
                                                                    prior to 1999.

Thomas R. Manley, 53                Controller                      Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN GOVERNMENT RESERVES


[LOGO] AllianceBernstein (SM)
Investment Research and Management


ANNUAL REPORT
JUNE 30, 2004


ALLIANCEBERNSTEIN GOVERNMENT RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Government Reserves, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


[LOGO] AllianceBernstein (SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ABGRAR0604




PORTFOLIO OF INVESTMENTS
June 30, 2004

                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)          SECURITY                              YIELD             VALUE
-------------------------------------------------------------------------------
                  U.S. GOVERNMENT
                  OBLIGATIONS-36.2%
                  U.S. TREASURY NOTES-20.3%
$  46,000         8/31/04                                1.24%    $  46,070,433
    1,000         1/31/05                                1.27         1,002,960
   13,000         11/30/04                               1.29        13,038,065
   26,500         9/30/04                                1.37        26,551,720
    5,000         12/31/04                               1.47         5,017,199
    5,000         10/31/04                               1.55         5,016,252
                                                                  -------------
                                                                     96,696,629
                                                                  -------------
                  U.S. TREASURY BILLS-15.9%
    5,000         7/01/04                                0.98         5,000,000
    9,000         7/15/04                                1.08         8,996,229
    3,000         7/29/04                                1.16         2,997,702
   10,000         8/12/04                                1.18         9,986,169
    5,000         8/05/04                                1.18         4,994,240
   10,000         8/12/04                                1.18         9,987,779
   10,000         8/19/04                                1.18         9,983,462
    5,000         9/02/04                                1.21         4,991,272
    8,000         9/09/04                           1.22-1.23         7,980,975
    8,000         9/23/04                                1.30         7,981,567
    3,000         11/12/04                               1.55         2,985,288
                                                                  -------------
                                                                     75,884,683
                                                                  -------------
                  Total U.S. Government
                  Obligations (amortized
                  cost $172,581,312)                                172,581,312
                                                                  -------------
                  REPURCHASE AGREEMENTS-63.8%
                  ABN AMRO
   12,000         1.03%, dated 06/08/04,
                  due 07/06/04 in the
                  amount of $12,009,613
                  (cost $12,000,000;
                  collateralized by
                  $10,915,000 U.S.
                  Treasury Bond, 6.25%,
                  due 08/15/23, value
                  $12,240,972)                           1.03        12,000,000
                  ABN AMRO
   11,000         1.19%, dated 06/16/04,
                  due 08/16/04 in the
                  amount of $11,022,180
                  (cost $11,000,000;
                  collateralized by
                  $10,005,000 U.S.
                  Treasury Bond, 6.25%,
                  due 08/15/23, value
                  $11,220,424) (a)                       1.19        11,000,000
                  BANK OF AMERICA
    7,000         1.08%, dated 06/14/04,
                  due 07/14/04 in the
                  amount of $7,006,300
                  (cost $7,000,000;
                  collateralized by
                  $7,122,000 U.S.
                  Treasury Bill, U.S.
                  Treasury Bond and
                  U.S. Treasury Notes,
                  0.00% to 6.50%,
                  due 7/15/04 to
                  02/15/29, value
                  $7,140,314) (a)                        1.08         7,000,000
                  BANK OF AMERICA
   16,000         1.20%, dated 06/28/04,
                  due 07/19/04 in the
                  amount of $16,011,200
                  (cost $16,000,000;
                  collateralized by
                  $10,355,000 U.S.
                  Treasury Bond, 11.25%,
                  due 02/15/15, value
                  $16,320,443) (a)                       1.20        16,000,000
                  BANK OF MONTREAL
   11,000         1.12%, dated 06/21/04,
                  due 07/12/04 in the
                  amount of $11,007,187
                  (cost $11,000,000;
                  collateralized by
                  $10,624,000 U.S.
                  Treasury Bond and
                  U.S. Treasury Notes,
                  3.125% to 10.375%,
                  due 05/31/07 to
                  11/15/12, value
                  $11,220,931) (a)                       1.12        11,000,000
                  BARCLAYS DE ZOETE
                  WEDD SECURITIES, INC.
   10,000         1.10%, dated 06/17/04,
                  due 07/19/04 in the
                  amount of $10,009,778
                  (cost $10,000,000;
                  collateralized by
                  $10,200,000 U.S.
                  Treasury Note, 2.00%,
                  due 01/15/14, value
                  $10,321,954) (a)                       1.10        10,000,000


1



PORTFOLIO OF INVESTMENTS (continued)

                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________



 PRINCIPAL
  AMOUNT
   (000)          SECURITY                              YIELD             VALUE
-------------------------------------------------------------------------------
                  BARCLAYS DE ZOETE
                  WEDD SECURITIES, INC.
$  11,000         1.20%, dated 06/17/04,
                  due 08/16/04 in the
                  amount of $11,022,000
                  (cost $11,000,000;
                  collateralized by
                  $11,200,000 U.S.
                  Treasury Note, 2.00%,
                  due 01/15/14, value
                  $11,333,910) (a)                       1.20%    $  11,000,000
                  BNP PARIBAS CORP.
   15,000         0.96%, dated 05/25/04,
                  due 07/06/04 in the
                  amount of $15,016,800
                  (cost $15,000,000;
                  collateralized by
                  $15,510,000 FHLB
                  and FHLMC, 2.125%
                  to 4.75%, due 12/15/04
                  to 10/11/12, value
                  $15,557,426)                           0.96        15,000,000
                  CITIGROUP GLOBAL MARKETS
   12,000         1.22%, dated 06/22/04,
                  due 08/20/04 in the
                  amount of $12,023,993
                  (cost 12,000,000;
                  collateralized by
                  $12,300,000 U.S.
                  Treasury Note, 3.25%,
                  due 08/15/08, value
                  $12,249,482) (a)                       1.22        12,000,000
                  CS FIRST BOSTON CORP.
   24,000         0.98%, dated 06/03/04,
                  due 07/07/04 in the
                  amount of $24,022,213
                  (cost $24,000,000;
                  collateralized by
                  $22,370,000 U.S.
                  Treasury Bond, 6.125%,
                  due 11/15/27, value
                  $24,484,777)                           0.98        24,000,000
                  DEUTSCHE BANK
   23,000         0.96%-1.06%, dated
                  06/01/04 to 06/16/04,
                  due 07/01/04 to 07/15/04
                  in the amount of
                  $23,018,885
                  (cost $23,000,000;
                  collateralized by
                  $22,377,000 U.S.
                  Treasury Note, 6.75%,
                  due 05/15/05, value
                  $23,460,886) (a)                  0.96-1.06        23,000,000
                  DRESDNER BANK
   12,000         1.00%, dated 05/12/04,
                  due 07/12/04 in the
                  amount of $12,020,333
                  (cost $12,000,000;
                  collateralized by
                  $11,689,000 U.S.
                  Treasury Bond, 5.375%
                  to 6.25%, due 08/15/23
                  to 02/15/31, value
                  $12,243,457) (a)                       1.00        12,000,000
                  GOLDMAN SACHS & CO.
   22,000         0.97%-1.25%, dated
                  06/04/04 to 06/30/04,
                  due 07/01/04 to 07/02/04
                  in the amount of
                  $22,009,401
                  (cost $22,000,000;
                  collateralized by
                  $22,577,000 U.S.
                  Treasury Bond, 6.00%,
                  due 02/15/26, value
                  $22,440,198)                      0.97-1.25        22,000,000
                  GREENWICH CAPITAL
   12,000         0.99%, dated 05/18/04,
                  due 07/20/04 in the
                  amount of $12,020,790
                  (cost $12,000,000;
                  collateralized by
                  $12,095,000 U.S.
                  Treasury Note, 1.875%,
                  due 07/15/13, value
                  $12,243,215) (a)                       0.99        12,000,000
                  GREENWICH CAPITAL
   11,000         1.08%, dated 06/16/04,
                  due 07/15/04 in the
                  amount of $11,009,570
                  (cost $11,000,000;
                  collateralized by
                  $11,085,000 U.S.
                  Treasury Note, 1.875%,
                  due 07/15/13, value
                  $11,220,838) (a)                       1.08        11,000,000


2


                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________


 PRINCIPAL
  AMOUNT
   (000)          SECURITY                              YIELD             VALUE
-------------------------------------------------------------------------------
                  LEHMAN BROTHERS, INC.
$  24,000         0.99%, dated 05/18/04,
                  due 07/14/04 in the
                  amount of $24,037,620
                  (cost $24,000,000;
                  collateralized by
                  $21,742,000 U.S.
                  Treasury Bond and U.S.
                  Treasury Notes, 1.875%
                  to 11.75%, due 01/31/06
                  to 11/15/14, value
                  $24,477,813) (a)                       0.99%    $  24,000,000
                  MERRILL LYNCH & CO., INC.
   12,000         1.00%, dated 05/18/04,
                  due 07/19/04 in the
                  amount of $12,020,667
                  (cost $12,000,000;
                  collateralized by
                  $8,769,000 u.s.
                  Treasury Bond and
                  U.S. Treasury Note,
                  3.875% to 4.25%,
                  due 01/15/10 to
                  04/15/29, value
                  $12,243,486) (a)                       1.00        12,000,000
                  MORGAN STANLEY
   23,000         0.95%-1.05%, dated
                  06/01/04, due 07/02/04
                  to 07/29/04 in the
                  amount of $23,031,046
                  (cost $23,000,000;
                  collateralized by
                  $19,869,000 U.S.
                  Treasury Note, 3.375%,
                  due 01/15/12, value
                  $23,461,010) (a)                  0.95-1.05        23,000,000
                  STATE STREET BANK AND
                  TRUST CO.
   13,800         1.15%, dated 06/30/04,
                  due 07/01/04 in the
                  amount of $13,880,441
                  (cost $13,800,000;
                  collateralized by
                  $14,295,000 U.S.
                  Treasury Bill, 0.001%,
                  due 11/04/04, value
                  $14,217,850)                           1.15        13,800,000
                  UBS WARBURG
   23,000         1.23%, dated 06/28/04,
                  due 08/12/04 in the
                  amount of $23,035,363
                  (cost $23,000,000;
                  collateralized by
                  $18,240,000 U.S.
                  Treasury Note, 3.625%,
                  due 01/15/08, value
                  $23,460,037) (a)                       1.23        23,000,000
                                                                  -------------
                  Total Repurchase
                  Agreements (amortized
                  cost $304,800,000)                                304,800,000
                                                                  -------------
                  TOTAL INVESTMENTS-100.0%
                  (amortized cost $477,381,312)                     477,381,312
                  Other assets less liabilities-0.0%                    221,418
                                                                  -------------
                  NET ASSETS-100%                                 $ 477,602,730
                                                                  =============


(a)  Repurchase agreements which are terminable within 7 days.

Glossary of Terms:

FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp

See notes to financial statements.


3


STATEMENT OF ASSETS & LIABILITIES
June 30, 2004

                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________


ASSETS
  Investments in securities, at value (cost $172,581,312)         $ 172,581,312
  Repurchase agreement at value (cost $304,800,000)                 304,800,000
  Cash                                                                   67,970
  Interest receivable                                                   693,258
                                                                  -------------
  Total assets                                                      478,142,540
                                                                  -------------
LIABILITIES
  Advisory fee payable                                                  197,315
  Distribution fee payable                                               95,985
  Administrative fee payable                                            188,015
  Transfer agent payable                                                 22,511
  Accrued expenses                                                       35,984
                                                                  -------------
  Total liabilities                                                     539,810
                                                                  -------------
NET ASSETS                                                        $ 477,602,730
                                                                  =============
COMPOSITION OF NET ASSETS
  Capital stock, at par                                           $     477,591
  Additional paid-in capital                                        477,114,413
  Undistributed net investment income                                    11,955
  Accumulated net realized loss on investment transactions               (1,229)
                                                                  -------------
                                                                  $ 477,602,730
                                                                  =============
NET ASSET VALUE PER SHARE
  (based on 477,591,276 shares outstanding)                               $1.00
                                                                          =====


See notes to financial statements.


4


STATEMENT OF OPERATIONS
Year Ended June 30, 2004

                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________


INVESTMENT INCOME
  Interest                                                         $  5,346,735

EXPENSES
  Advisory fee (Note B)                              2,608,494
  Distribution fee (Note C)                          1,304,247
  Administrative services (Note C)                     818,666
  Transfer agency (Note B)                             201,456
  Custodian fees                                       173,917
  Registration fees                                     94,393
  Audit and legal fees                                  36,970
  Trustees' fees                                        14,600
  Printing                                              10,972
  Miscellaneous                                         22,277
                                                  ------------
  Total expenses                                     5,285,992
  Less: expenses waived and reimbursed
    (Notes B & C)                                     (157,498)
  Less: expense offset arrangement (Note B)                 (1)
                                                  ------------
  Net expenses                                                        5,128,493
                                                                   ------------
  Net investment income                                                 218,242

REALIZED LOSS ON INVESTMENT TRANSACTIONS
  Net realized loss on investment transactions                           (1,229)
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS                         $    217,013
                                                                   ============


STATEMENT OF CHANGES IN NET ASSETS
_______________________________________________________________________________


                                                  YEAR ENDED       YEAR ENDED
                                                 JUNE 30, 2004    JUNE 30, 2003
                                                 =============    =============
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                          $     218,242    $   2,885,850
  Net realized gain (loss) on
    investment transactions                             (1,229)           8,714
                                                 -------------    -------------
  Net increase in net assets from
    operations                                         217,013        2,894,564

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM
  Net investment income                               (218,242)      (2,885,850)
  Net realized gain on investment
    transactions                                       (60,714)         (47,158)

TRANSACTIONS IN SHARES OF BENEFICIAL
INTEREST
  Net decrease (Note E)                           (165,268,644)     (55,742,991)
                                                 -------------    -------------
  Total decrease                                  (165,330,587)     (55,781,435)

NET ASSETS
  Beginning of period                              642,933,317      698,714,752
                                                 -------------    -------------
  End of period (including undistributed
    net investment income of $11,955 and
    $72,669, respectively)                       $ 477,602,730    $ 642,933,317
                                                 =============    =============


5


See notes to financial statements.


NOTES TO FINANCIAL STATEMENTS
June 30, 2004

                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________


NOTE A: SIGNIFICANT ACCOUNTING POLICIES

AllianceBernstein Government Reserves (the "Trust"), formerly Alliance Government Reserves is an open-end diversified investment company registered under the Investment Company Act of 1940. The Trust consists of two portfolios:
AllianceBernstein Government Reserves, formerly Alliance Government Reserves and AllianceBernstein Treasury Reserves (the "Portfolio"), formerly Alliance Treasury Reserves, each of which is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Portfolio's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Certain illiquid securities containing unconditional puts at par value are also valued at amortized cost. The Portfolio amortizes premiums and accretes market discounts as adjustments to interest income.

2. TAXES

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

5. REPURCHASE AGREEMENTS

It is the policy of the Portfolio that its custodian or designated subcustodian take control of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements. If the seller defaults and the value of the collateral declines or if the bankruptcy proceedings are commenced with respect to seller of the security, realization of collateral by the Portfolio may be delayed or limited.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 2004, the reimbursement amounted to $69,003.


6


                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________


The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $79,763 for the year ended June 30, 2004.

For the year ended June 30, 2004, the Portfolio's expenses were reduced by $1 under an expense offset arrangement with AGIS.

NOTE C: DISTRIBUTION SERVICES AGREEMENT AND ADMINISTRATIVE SERVICES PAYMENTS

Pursuant to the Portfolio's Rule 12b-1 Plan (the "Plan") as contained in its Distribution Services Agreement, the Portfolio pays AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 2004, the distribution fee amounted to $1,304,247. For the year ended June 30, 2004, the Distributor has agreed to waive a portion of the distribution fee in the amount of $88,495.

In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 2004, such payments by the Portfolio amounted to $818,666, of which $98,667 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS, INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

At June 30, 2004, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 2004, the Portfolio had undistributed ordinary income of $11,955. The dividends paid by the Portfolio for the years ended June 30, 2004 and 2003 are deemed to be ordinary income for federal income tax purposes. For federal income tax purposes at June 30, 2004, the Portfolio had capital loss carryforward for $1,229 expiring in 2012. During the current fiscal year the Portfolio had a permanent difference due to a distribution reclassification. This entry resulted in a reclassification from undistributed net investment income to accumulated net realized loss on investment transactions. This reclassification had no effect on net assets.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

An unlimited number of shares ($.001 par value) are authorized. At June 30, 2004, capital paid-in aggregated $477,592,004. Transactions, all at $1.00 per share, were as follows:


                                                  YEAR ENDED       YEAR ENDED
                                                    JUNE 30,         JUNE 30,
                                                     2004             2003
                                                ==============   ==============
Shares sold                                      1,440,281,736    1,773,701,911
Shares issued on reinvestments of
  dividends and distributions                          278,956        2,933,008
Shares redeemed                                 (1,605,829,336)  (1,832,377,910)
                                                --------------   --------------
Net decrease                                      (165,268,644)     (55,742,991)
                                                ==============   ==============


7


FINANCIAL HIGHLIGHTS

                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________


Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                                                  YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                2004         2003         2002         2001         2000
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period           $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         0.0005(a)      .004         .014         .046(a)      .044
Net realized gain (loss) on investment
  transactions (b)                                -0-          -0-          -0-          -0-          -0-
Net increase in net asset value from
  operations                                  0.0005         .004         .014         .046         .044

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income         (0.0005)       (.004)       (.014)       (.046)       (.044)
Distributions from net realized gain on
  investment transactions                         -0-(b)       -0-(b)       -0-          -0-          -0-
Total dividends and distributions            (0.0005)       (.004)       (.014)       (.046)       (.044)
Net asset value, end of period                 $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (c)                           0.05%        0.43%        1.40%        4.74%        4.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (in thousands)                            $477,603     $642,933     $698,715     $800,689     $785,790
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                              0.98%        1.00%        1.00%        1.00%        1.00%
  Expenses, before waivers and
    reimbursements                              1.01%        1.00%        1.00%        1.00%        1.00%
  Net investment income                         0.04%(a)     0.42%        1.41%        4.61%(a)     4.38%



(a)  Net of expenses reimbursed or waived by the Adviser.

(b)  Amount is less than $0.001.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.


8


REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
ALLIANCEBERNSTEIN TREASURY RESERVES

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianceBernstein Treasury Reserves (the "Fund"), formerly Alliance Treasury Reserves, a portfolio of AllianceBernstein Government Reserves, formerly Alliance Government Reserves, at June 30, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States), which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for opinion.

PricewaterhouseCoopers LLP
New York, New York
August 20, 2004


9


                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________


ALLIANCEBERNSTEIN TREASURY RESERVES
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800) 221-5672


TRUSTEES

WILLIAM H. FOULK, JR.(1), Chairman
CHARLES H.P. DUELL (1)
DAVID K. STORRS (1)
SHELBY WHITE (1)


OFFICERS

MARC O. MAYER, Chief Executive Officer
SUSAN L. MATTESON, President
DREW A. BIEGEL, Senior Vice President
PATRICIA ITTNER, Senior Vice President
JOHN J. KELLEY, Senior Vice President
ROBERT I. KURZWEIL, Senior Vice President
DORIS T. MULLER, Senior Vice President
RAYMOND J. PAPERA, Senior Vice President
JOHN F. CHIODI, JR., Vice President
MARIA R. CONA, Vice President
JOSEPH C. DONA, Vice President
WILLIAM J. FAGAN, Vice President
LINDA N. KELLEY, Vice President
JOSEPH R. LASPINA, Vice President
MARK R. MANLEY, Secretary
MARK D. GERSTEN, Treasurer and Chief Financial Officer
THOMAS R. MANLEY, Controller


CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

ALLIANCEBERNSTEIN INVESTMENT RESEARCH AND MANAGEMENT, INC.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

ALLIANCE GLOBAL INVESTOR SERVICES, INC.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free 1 (800) 221-5672

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

SEWARD & KISSEL LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.


10


                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________


MANAGEMENT OF THE FUND

The business and affairs of the Fund are managed under the direction of the Trustees of the Fund. Certain information concerning the Fund's Trustees is set forth below.


                                                                                    PORTFOLIOS
                                                                                      IN FUND          OTHER
  NAME, AGE, ADDRESS                         PRINCIPAL                                COMPLEX       DIRECTORSHIPS
      OF TRUSTEE                            OCCUPATION(S)                           OVERSEEN BY        HELD BY
  (YEARS OF SERVICE*)                    DURING PAST 5 YEARS                          TRUSTEE          TRUSTEE
------------------------------------------------------------------------------------------------------------------

DISINTERESTED TRUSTEES

William H. Foulk, Jr., # +, 71     An Investment Adviser and an Independent                113             None
2 Sound View Drive, Suite 100      Consultant. He was formerly Senior
Greenwich, CT 06830 (20)           Manager of Barrett Associates, Inc., a
(Chairman of the Board)            registered investment adviser, with which
                                   he had been associated since prior to 1999. He was
                                   formerly Deputy Comptroller and Chief
                                   Investment Officer of the State of New York and,
                                   prior thereto, Chief Investment Officer of the
                                   New York Bank for Savings.

Charles H.P. Duell, # +, 66        President of Middleton Place Foundation                  14             None
Middleton Place Foundation,        and President of the Middleton Inn
4300 Ashley River Road             Company, both of which entities he has been
Charleston, SC 29414 (19)          associated with since prior to 1999. He is
                                   also a Trustee Emeritus of the National
                                   Trust for Historic Preservation and formerly
                                   a Director of the Grand Teton Lodge Company
                                   and GRC, International and Chairman of The
                                   Board of Architectural Review of the City of
                                   Charleston.

David K. Storrs, # +, 60           President of Alternative Investment Group,               14             None
65 South Gate Lane                 LLC (an investment firm). He was formerly
Southport, CT 06890                President of The Common Fund (investment
(15)                               management for educational institutions)
                                   with which he had been associated since prior
                                   to 1999.

Shelby White, # +, 65              An author and financial journalist.                      14             None
One Sutton Place South
New York, NY 10022 (12)



*  There is no stated term of office for the Fund's Trustees.

#  Member of the Audit Committee.

+  Member of the Nominating Committee.


11


                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________


OFFICER INFORMATION

Certain information concerning the Fund's Officers is listed below.


 NAME, ADDRESS*                      POSITION(S) HELD                     PRINCIPAL OCCUPATION
    AND AGE                             WITH FUND                         DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------------
Marc O. Mayer, 46                   Chief Executive Officer         Executive Vice President of Alliance Capital
                                                                    Management Corporation ("ACMC")** since 2001; prior
                                                                    thereto, Chief Executive Officer of Sanford C.
                                                                    Bernstein & Co. LLC and its predecessor since prior
                                                                    to 1999.

Susan L. Matteson, 41               President                       Senior Vice President of AllianceBernstein Investment
                                                                    Research and Management, Inc. ("ABIRM")** and
                                                                    President of Alliance Cash Management Services with
                                                                    which she has been associated since prior to 1999.

Drew A. Biegel, 53                  Senior Vice President           Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Patricia Ittner, 53                 Senior Vice President           Vice President of ACMC** with which she has
                                                                    been associated since prior to 1999.

John J. Kelley, 44                  Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

Robert I. Kurzweil, 53              Senior Vice President           Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Doris T. Muller, 40                 Senior Vice President           Vice President of ABIRM** with which she has
                                                                    been associated since prior to 1999.

Raymond J. Papera, 48               Senior Vice President           Senior Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.

John F. Chiodi, Jr., 38             Vice President                  Vice President of ACMC** with which he has been
                                                                    associated since prior to 1999.

Maria R. Cona, 49                   Vice President                  Vice President of ACMC** with which she has been
                                                                    associated since prior to 1999.

Joseph C. Dona, 43                  Vice President                  Senior Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

William J. Fagan, 42                Vice President                  Assistant Vice President of ACMC** with which he has
                                                                    been associated since prior to 1999.

Linda N. Kelley, 44                 Vice President                  Assistant Vice President of ACMC** with which she
                                                                    has been associated since prior to 1999.

Joseph R. LaSpina, 43               Vice President                  Senior Vice President of ABIRM** with which he has
                                                                    been associated since prior to 1999.

Mark R. Manley, 41                  Secretary                       Senior Vice President and Chief Compliance Officer of
                                                                    ACMC** with which he has been associated since prior
                                                                    to 1999.



12


                                            AllianceBernstein Treasury Reserves
_______________________________________________________________________________




 NAME, ADDRESS*                      POSITION(S) HELD                     PRINCIPAL OCCUPATION
    AND AGE                             WITH FUND                         DURING PAST 5 YEARS**
-----------------------------------------------------------------------------------------------------------------------
Mark D. Gersten, 53                 Treasurer and Chief             Senior Vice President of Alliance Global Investor
                                    Financial Officer               Services, Inc. ("AGIS")** and Vice President of
                                                                    ABIRM** with which he has been associated since prior
                                                                    to 1999.

Thomas R. Manley, 53                Controller                      Vice President of ACMC** with which he
                                                                    has been associated since prior to 1999.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ACMC, ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information (SAI) has additional information about the Fund's Trustees and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 800-227-4618 for a free prospectus or SAI.

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


                      (This page left intentionally blank.)

ALLIANCEBERNSTEIN TREASURY RESERVES


AllianceBernstein [LOGO](SM)
Investment Research and Management


ANNUAL REPORT
JUNE 30, 2004


ALLIANCEBERNSTEIN TREASURY RESERVES
1345 Avenue of the Americas, New York, NY 10105
Toll-free 1 (800) 221-5672

YIELDS. For current recorded yield information on AllianceBernstein Treasury Reserves, call toll-free (800) 221-9513

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


AllianceBernstein [LOGO](SM)
Investment Research and Management


Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.


(SM) This service mark used under license from the owner, Alliance Capital Management L.P.


ABTRAR0604


ITEM 2.    CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as
Exhibit 11(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.




ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that independent trustees David K. Storrs and William H. Foulk, Jr. qualify as audit committee financial experts.



ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    The following table sets forth the aggregate fees billed by the independent auditor, PricewaterhouseCoopers LLP, for each Portfolio's last two fiscal years for professional services rendered for: (i) the audit of the Portfolio's annual financial statements included in the Portfolio's annual report to stockholders;
(ii) assurance and related services that are reasonably related to the performance of the audit of the Portfolio's financial statements and are not reported under (i), which include advice and education on accounting and auditing issues, and consent letters; (iii) tax compliance, tax advice and tax return preparation; and (iv) aggregate non-audit services provided to the Portfolio, the Portfolio's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Portfolio ("Service Affiliates"), which include conducting an annual internal control report pursuant to Statement on Auditing
Standards No. 70. No other services were provided to each Portfolio during this period.


                                                                All Fees for
                                                                 Non-Audit
                                                                  Services
                                                                  Provided
                                                                   to the
                                                                  Portfolio,
                                                                 the Adviser
                                    Audit-Related                and Service
                        Audit Fees    Fees(a)(b)   Tax Fees    Affiliates(a)(b)
-------------------------------------------------------------------------------
Government
  Reserves      2004:   $16,400      $9,100        $7,500        $1,184,273
                2003:   $17,857      $5,255        $5,875        $1,093,422
Treasury
   Reserves     2004:   $16,400      $9,100        $7,500        $1,184,273
                2003:   $17,857      $5,255        $5,875        $1,093,422

(a) Includes SAS 70 fees of $3,100, per portfolio for the year ended 2003, which were paid to Ernst & Young.

(b) Includes SAS 70 fees of $3,255, per portfolio for the year ended 2004, which were paid to Ernst & Young.

     Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Portfolios by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of a Portfolio. Accordingly, all of the amounts in the table for Audit Fees, Audit-Related Fees and Tax Fees for 2004 are for services pre-approved by the Fund's Audit Committee. The amounts of the Fees for Non-Audit Services provided to the Fund, the Adviser and Service Affiliates in the table for each Portfolio, that were subject to pre-approval by the Audit Committee for 2004 were as follows:


                                      Non-Audit Services Pre-Approved
                                           by the Audit Committee
                       --------------------------------------------------------
                         Audit
                        Related                Tax
                         Fees(a)               Fees                  Total(a)
-------------------------------------------------------------------------------
Government
  Reserves            $252,000                $5,875                 $257,875
Treasury
  Reserves            $252,000                $5,875                 $257,875

(a) Includes SAS 70 fees of $3,255, per portfolio for the year ended 2004, which were paid to Ernst & Young.

    The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.




ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.



ITEM 6.    SCHEDULE OF INVESTMENTS.

Form N-CSR requirement not yet effective with respect to the registrant.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.



ITEM 9.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On April 5, 2004 the Fund adopted procedures by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board did not accept shareholder recommendations for nominees to the Fund's Board.



ITEM 10.    CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



ITEM 11.    EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.       DESCRIPTION OF EXHIBIT
       ------------      ----------------------------------------------------
       11 (a) (1)        Code of ethics that is subject to the disclosure of
                         Item 2 hereof

       11 (b) (1)        Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (b) (2)        Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

       11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002



                                       SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Government Reserves

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      Chief Executive Officer

Date:    August 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      Chief Executive Officer

Date:    August 30, 2004

By:   /s/ Mark D. Gersten
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date:    August 30, 2004